Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.63500%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$569,360.88

Principal:
Principal Collections	$12,127,669.27
Prepayments in Full	$4,827,361.57
Liquidation Proceeds	$67,158.93
Recoveries	$104,811.31
Sub Total	$17,127,001.08
Collections	$17,696,361.96

Purchase Amounts:
Purchase Amounts Related to Principal	$366,742.50
Purchase Amounts Related to Interest	$723.34
Sub Total	$367,465.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,063,827.80

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,063,827.80
Servicing Fee	$197,503.54	$197,503.54	$0.00	$0.00	$17,866,324.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,866,324.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,866,324.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,866,324.26
Interest - Class A-3 Notes	$11,315.54	$11,315.54	$0.00	$0.00	$17,855,008.72
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$17,702,400.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,702,400.72
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$17,641,489.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,641,489.47
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$17,594,516.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,594,516.47
Regular Principal Payment	$16,526,551.18	$16,526,551.18	$0.00	$0.00	$1,067,965.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,067,965.29
Residual Released to Depositor	$0.00	$1,067,965.29	$0.00	$0.00	$0.00
Total		$18,063,827.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,526,551.18
Total					$16,526,551.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$10,209,513.06	$26.73	$11,315.54	$0.03	$10,220,828.60	$26.76
Class A-4 Notes	$6,317,038.12	$52.43	$152,608.00	$1.27	$6,469,646.12	$53.70
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$16,526,551.18	$12.55	$271,807.79	$0.21	$16,798,358.97	$12.76

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$10,209,513.06	0.0267265	$0.00	0.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$114,162,961.88	0.9475677
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$196,539,513.06	0.1492520	$180,012,961.88	0.1367017

Pool Information
Weighted Average APR	2.770%	2.774%
Weighted Average Remaining Term	24.13	23.35
Number of Receivables Outstanding	23,621	22,754
Pool Balance	$237,004,245.86	$219,345,988.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$222,875,995.99	$206,349,444.81
Pool Factor	0.1668693	0.1544366

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$12,996,543.99
Targeted Overcollateralization Amount	$39,333,026.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,333,026.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$269,324.79
(Recoveries)		142	$104,811.31
Net Loss for Current Collection Period			$164,513.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8330%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4500%
Second Prior Collection Period			0.3686%
Prior Collection Period			0.5507%
Current Collection Period			0.8652%
Four Month Average (Current and Prior Three Collection Periods)			0.5586%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,669	$15,249,728.55
(Cumulative Recoveries)			$2,552,778.66
Cumulative Net Loss for All Collection Periods			$12,696,949.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8940%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,156.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,460.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.11%	347	$4,624,805.18
61-90 Days Delinquent	0.19%	30	$413,111.60
91-120 Days Delinquent	0.06%	8	$134,255.15
Over 120 Days Delinquent	0.27%	43	$590,108.57
Total Delinquent Receivables	2.63%	428	$5,762,280.50

Repossession Inventory:
Repossessed in the Current Collection Period		17	$253,950.28
Total Repossessed Inventory		21	$351,330.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3115%
Prior Collection Period			0.3344%
Current Collection Period			0.3560%
Three Month Average			0.3340%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5186%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer